Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		31.33%	17.48%	15.25%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		31.01%	17.18%	14.97%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 3
Average Annual Return, Percent		31.19%	17.33%	15.11%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[1]	24.51%	14.28%	12.87%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.